S-K 1603(a) SPAC Sponsor	Jan. 20, 2026
SPAC Sponsor, Compensation [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Our sponsor is a Delaware limited liability company, which was formed to invest in us. Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our Company. The managing members of the sponsor are Paul Grinberg, the Chief Executive Officer and Chairman of the board, and Douglas Horlick, our Chief Financial Officer and Director. Mr. Grinberg and Mr. Horlick control the management of our sponsor, including the exercise of voting and investment discretion over the securities of our Company held by our sponsor. Our Chairman and Chief Executive Officer, Mr. Grinberg, and our Chief Financial Officer and director, Mr. Horlick, will each receive an indirect interest in 20.6% of the total founder shares held by our sponsor and approximately 0.4% of the private placement units held by our sponsor (assuming the exercise in full of the underwriters’ over-allotment option) through membership interests in our sponsor. In addition, Each of Jaime Vieser and Jeffery Lager, two of our independent directors, will receive an indirect interest in 10.0% of the total founder shares held by our sponsor and approximately 6.7% of the private placement units held by our sponsor (assuming the exercise in full of the underwriters’ over-allotment option) through membership interests in our sponsor and Michael Marquez will receive an indirect interest in 0.5% of the total founder shares through membership interests in our sponsor. As a result of their indirect interest in the founder shares through membership interests in our sponsor, our management team and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Additionally, upon the closing of this offering, Mr. John Norton will own an indirect interest in approximately 37.0% of the total of the founder shares held by our sponsor and approximately 81.7% of the private placement units held by our sponsor (assuming the exercise in full of the underwriters’ over-allotment option). Other than as described above, no other person has a direct or indirect material interest in our sponsor.

SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our Company.
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination